Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Balance at the beginning of the period	$ 192,514	$ 122,069
Acquisitions	11,014	70,445
Balance at the end of the period	203,528	192,514
Broadcast
Goodwill [Line Items]
Balance at the beginning of the period	185,237	114,882
Acquisitions	0	70,355
Balance at the end of the period	185,237	185,237
Digital
Goodwill [Line Items]
Balance at the beginning of the period	7,277	7,187
Acquisitions	11,014	90
Balance at the end of the period	18,291	7,277
LIN Television
Goodwill [Line Items]
Balance at the beginning of the period	192,514	122,069
Acquisitions	11,014	70,445
Balance at the end of the period	203,528	192,514
LIN Television | Broadcast
Goodwill [Line Items]
Balance at the beginning of the period	185,237	114,882
Acquisitions	0	70,355
Balance at the end of the period	185,237	185,237
LIN Television | Digital
Goodwill [Line Items]
Balance at the beginning of the period	7,277	7,187
Acquisitions	11,014	90
Balance at the end of the period	$ 18,291	$ 7,277